Annual Fund Operating Expenses (Vanguard Institutional Target Retirement 2045 Fund Institutional) - Vanguard Institutional Target Retirement 2045 Fund - Vanguard Institutional Target Retirement 2045 Fund - Institutional Shares
		Total
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
12b-1 Distribution Fee		none
Acquired Fund Fees and Expenses		0.10%
Total Annual Fund Operating Expenses	[1]	0.10%

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.